Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Securities available for sale, amortized cost	$ 146,312	$ 107,528
Serial-preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Serial-preferred stock, shares authorized (in shares)	500,000	500,000
Serial-preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	16,000,000	16,000,000
Common stock, shares issued (in shares)	9,128,662	9,128,662
Treasury stock, shares (in shares)	4,359,552	4,284,840
Collateralized Mortgage Backed Securities [Member]
Securities available for sale, amortized cost	$ 99,821	$ 54,777
Other Debt Obligations [Member]
Securities available for sale, amortized cost	$ 46,491	$ 52,751